Significant Accounting Policies - Revenues disaggregated by location of students (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues disaggregated by location of students
Total revenues	$ 50,692	$ 27,111	$ 15,048
Asia-Pacific region
Revenues disaggregated by location of students
Total revenues	33,256	25,228	14,065
Other areas
Revenues disaggregated by location of students
Total revenues	$ 17,436	$ 1,883	$ 983